SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,161,000,000	$ 1,784,000,000	$ 2,018,000,000
Purchase of trust assets	35,000,000	(12,000,000)	(11,000,000)
Expenditures for property, plant and equipment	(3,123,000,000)	(2,572,000,000)	(2,956,000,000)
Decrease (increase) in loans to affiliates, net	18,000,000	0	0
Net cash provided by (used in) investing activities	(3,342,000,000)	(1,689,000,000)	(3,158,000,000)
Common dividends paid	(598,000,000)	(606,000,000)	(550,000,000)
Issuances of common stock	56,000,000	62,000,000	78,000,000
Repurchases of common stock	(38,000,000)	(45,000,000)	(16,000,000)
Payments on long-term debt	(2,034,000,000)	(1,788,000,000)	(1,112,000,000)
Other cash flows from financing activities	(37,000,000)	(40,000,000)	(21,000,000)
Net cash provided by (used in) financing activities	854,000,000	338,000,000	1,355,000,000
Increase (decrease) in cash and cash equivalents	(334,000,000)	429,000,000	223,000,000
Cash and cash equivalents, beginning of period	904,000,000	475,000,000	252,000,000
Cash and cash equivalents, end of period	570,000,000	904,000,000	475,000,000
Parent Company [Member]
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by (used in) operating activities	(260,000,000)	(131,000,000)	(809,000,000)
Dividends received from subsidiaries	300,000,000	50,000,000	250,000,000
Purchase of trust assets	(4,000,000)	(5,000,000)	(6,000,000)
Expenditures for property, plant and equipment	(15,000,000)	(1,000,000)	(1,000,000)
Proceeds from sales by trust	0	10,000,000	10,000,000
Capital contribution to subsidiaries	0	(6,000,000)	0
Decrease (increase) in loans to affiliates, net	627,000,000	962,000,000	(33,000,000)
Net cash provided by (used in) investing activities	908,000,000	1,010,000,000	220,000,000
Common dividends paid	(598,000,000)	(606,000,000)	(550,000,000)
Issuances of common stock	56,000,000	62,000,000	78,000,000
Repurchases of common stock	(38,000,000)	(45,000,000)	(16,000,000)
Issuances of long-term debt	499,000,000	498,000,000	1,100,000,000
Payments on long-term debt	(800,000,000)	(650,000,000)	(8,000,000)
Increase (decrease) in loans from affiliates, net	234,000,000	(147,000,000)	0
Other cash flows from financing activities	(4,000,000)	(3,000,000)	(8,000,000)
Net cash provided by (used in) financing activities	(651,000,000)	(891,000,000)	596,000,000
Increase (decrease) in cash and cash equivalents	(3,000,000)	(12,000,000)	7,000,000
Cash and cash equivalents, beginning of period	6,000,000	18,000,000	11,000,000
Cash and cash equivalents, end of period	$ 3,000,000	$ 6,000,000	$ 18,000,000